Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total borrowings	$ 451.8	$ 662.1
Less: Current portion of debt	(1.8)	(5.3)
Total debt	450.0	656.8
Less: Unamortized capitalized financing costs	(12.3)	(21.7)
Total long-term debt	437.7	635.1
First Lien Term Loan Facility
Debt Instrument [Line Items]
Total borrowings	450.0	511.1
Second Lien Term Loan Facility
Debt Instrument [Line Items]
Total borrowings		130.0
Other Financing Arrangements
Debt Instrument [Line Items]
Total borrowings	$ 1.8
Revolving Credit Facility
Debt Instrument [Line Items]
Total borrowings		$ 21.0